UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917

SENTINEL VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC.

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

(Name and address of agent for service)

(802) 229-3113

(Registrant's telephone number, including area code)

Date of fiscal year end: 12/31/17

Date of reporting period: 03/31/17

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Balanced Fund

(Unaudited)

Fund Profile

at March 31, 2017

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	60.6%
U.S. Government Obligations	19.3%
Foreign Stocks & ADR's	1.7%
Real Estate Investment Trusts	0.7%
Cash and Other	17.7%

Top 10 Equity Holdings*

Description	Percent of Net Assets
Microsoft Corp.	2.0%
Apple, Inc.	1.8%
Signature Bank	1.8%
Visa, Inc.	1.6%
Canadian National Railway Co.	1.6%
McDonald's Corp.	1.6%
Cisco Systems, Inc.	1.5%
Alphabet, Inc.	1.5%
Texas Instruments, Inc.	1.5%
The Travelers Cos., Inc.	1.5%
Total of Net Assets	16.4%

Top 10 Fixed Income Holdings*

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA AT2016	3.00%	04/01/43	3.3%
FNMA AL5718	3.50%	09/01/44	3.2%
FHLMC Q29056	4.00%	10/01/44	2.7%
FHLMC G05624	4.50%	09/01/39	2.5%
FHLMC J22900	2.50%	03/01/28	1.6%
FHLMC Q29260	4.00%	10/01/44	1.5%
FNMA TBA 15 YR 2.5	2.50%	04/18/32	1.3%
FNMA AD9193	5.00%	09/01/40	1.0%
FNMA 725423	5.50%	05/01/34	1.0%
FNMA 725610	5.50%	07/01/34	1.0%
Total of Net Assets			19.1%

Average Effective Duration (for all Fixed Income Holdings) 0.9 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

Schedule of Investments

at March 31, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 19.3%
U.S. Government Agency Obligations 19.3%
Federal Home Loan Mortgage Corporation 8.3%
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	273 M	$276,201
30-Year:
FHLMC G05624
4.5%, 09/01/39	387 M	417,514
FHLMC Q29260
4%, 10/01/44	230 M	240,947
FHLMC Q29056
4%, 10/01/44	435 M	456,717
		1,115,178
Total Federal Home Loan Mortgage Corporation		1,391,379

	Principal Amount (M=$1,000)	Value (Note 2)
Federal National Mortgage Association 11.0%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR 2.5
2.5%, 04/18/32(a)	210 M	$210,066
30-Year:
FNMA 725423
5.5%, 05/01/34	155 M	173,012
FNMA 725610
5.5%, 07/01/34	144 M	161,435
FNMA AD9193
5%, 09/01/40	159 M	173,486
FNMA 890310
4.5%, 12/01/40	36 M	38,940
FNMA AT2016
3%, 04/01/43	546 M	544,678

	Principal Amount (M=$1,000)	Value (Note 2)
FNMA AL5718
3.5%, 09/01/44	513 M	$527,144
		1,618,695
Total Federal National Mortgage Association		1,828,761
Total U.S. Government Obligations (Cost $3,226,557)		3,220,140

	Shares	Value (Note 2)
Domestic Common Stocks 60.6%
Consumer Discretionary 8.0%
Comcast Corp.	6,000	225,540
Goodyear Tire & Rubber Co.	3,500	126,000
Home Depot, Inc.	1,000	146,830
Marriott Int'l., Inc.	1,500	141,270
McDonald's Corp.	2,000	259,220
Omnicom Group, Inc.	1,500	129,315
Time Warner, Inc.	1,500	146,565
TJX Cos., Inc.	2,000	158,160
		1,332,900

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Balanced Fund

(Unaudited)

	Shares	Value (Note 2)
Consumer Staples 4.9%
CVS Health Corp.	1,500	$117,750
Estee Lauder Cos, Inc.	1,500	127,185
Kraft Heinz Co.	1,000	90,810
McCormick & Co., Inc.	1,000	97,550
PepsiCo, Inc.	1,000	111,860
Philip Morris Int'l., Inc.	1,000	112,900
Procter & Gamble Co.	1,800	161,730
		819,785
Energy 4.9%
Chevron Corp.	1,500	161,055
EOG Resources, Inc.	2,400	234,120
ExxonMobil Corp.	1,500	123,015
Noble Energy, Inc.	4,000	137,360
Schlumberger Ltd.	2,000	156,200
		811,750
Financials 12.2%
American Express Co.	2,000	158,220
Chubb Ltd.	1,000	136,250
CME Group, Inc.	1,000	118,800
Comerica, Inc.	600	41,148
Discover Financial Services	2,000	136,780
JPMorgan Chase & Co.	1,900	166,896
Morgan Stanley	5,000	214,200
PNC Financial Services Group, Inc.	1,500	180,360
S&P Global, Inc.	1,500	196,110
Signature Bank*	2,000	296,780
The Travelers Cos., Inc.	2,000	241,080
Webster Financial Corp.	400	20,016
Wells Fargo & Co.	2,200	122,452
		2,029,092
Health Care 9.7%
Amgen, Inc.	900	147,663
Becton Dickinson & Co.	1,000	183,440
Biogen, Inc.*	400	109,368
Bristol-Myers Squibb Co.	2,500	135,950
Eli Lilly & Co.	1,300	109,343
Johnson & Johnson	1,000	124,550
Medtronic PLC(b)	2,000	161,120
Merck & Co., Inc.	3,500	222,390
Stryker Corp.	500	65,825
UnitedHealth Group, Inc.	1,000	164,010
Zoetis, Inc.	3,500	186,795
		1,610,454
Industrials 5.6%
Boeing Co.	800	141,488
Canadian National Railway Co.	3,600	266,148
General Dynamics Corp.	500	93,600

	Shares	Value (Note 2)
Honeywell Int'l., Inc.	1,000	$124,870
Johnson Controls Int'l. plc	2,865	120,674
United Technologies Corp.	1,000	112,210
Verisk Analytics, Inc.*	1,000	81,140
		940,130
Information Technology 13.0%
Accenture PLC	1,500	179,820
Alphabet, Inc.*	300	248,868
Apple, Inc.	2,100	301,686
Check Point Software Technologies Ltd.*	1,000	102,660
Cisco Systems, Inc.	7,500	253,500
Cognizant Technology Solutions Corp.*	1,500	89,280
Microsoft Corp.	5,000	329,300
Synopsys, Inc.*	2,000	144,260
Texas Instruments, Inc.	3,000	241,680
Visa, Inc.	3,000	266,610
		2,157,664
Materials 1.4%
EI Du Pont de Nemours & Co.	1,500	120,495
Praxair, Inc.	1,000	118,600
		239,095
Telecommunication Services 0.9%
Verizon Communications, Inc.	3,000	146,250
Total Domestic Common Stocks (Cost $5,076,030)		10,087,120
Foreign Stocks & ADR's 1.7%
Netherlands 1.3%
Unilever NV ADR	4,500	223,560
Switzerland 0.4%
Roche Holding AG ADR	2,000	64,110
Total Foreign Stocks & ADR's (Cost $257,627)		287,670
Real Estate Investment Trusts 0.7%
Real Estate 0.7%
Equinix, Inc. (Cost $110,635)	300	120,111
Institutional Money Market Funds 18.9%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $3,140,524)	3,140,524	3,140,524
Total Investments 101.2% (Cost $11,811,373)†		16,855,565
Excess of Liabilities Over Other Assets (1.2)%		(205,936)
Net Assets 100.0%		$16,649,629

*	Non-income producing.

†	Cost for federal income tax purposes is $11,811,373. At March 31, 2017 unrealized appreciation for federal income tax purposes aggregated $5,044,192 of which $5,106,726 related to appreciated securities and $62,534 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

Fund Profile

at March 31, 2017

Average Effective Duration

Duration	Percent of Fixed Income Holdings
Less than 1 yr.	24.6%
1 yr. to 2.99 yrs.	0.5%
3 yrs. to 3.99 yrs.	10.7%

Duration	Percent of Fixed Income Holdings
4 yrs. to 5.99 yrs.	15.7%
6 yrs. to 7.99 yrs.	15.5%
8 yrs. and over	33.0%

Average Effective Duration (for all Fixed Income Holdings) 6.9 years*

Top 10 Holdings**

Description	Coupon	Maturity Date	Percent of Net Assets
FHR 3859 JB	5.00%	05/15/41	3.9%
FNMA TBA 15 YR 2.5	2.50%	04/18/32	3.3%
Bank of America Corp.	3.248%	10/21/27	2.7%
FHLMC Q29056	4.00%	10/01/44	2.2%
America Movil SAB de CV	6.125%	03/30/40	1.9%
GNMA II 005175	4.50%	09/20/41	1.9%

Description	Coupon	Maturity Date	Percent of Net Assets
FNMA POOL AS7234	3.00%	05/01/46	1.9%
FNMA POOL BC1158	3.50%	02/01/46	1.8%
FHLMC G05624	4.50%	09/01/39	1.6%
FNMA AS4707	3.50%	04/01/45	1.5%
Total of Net Assets			22.7%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund's portfolio to changes in interest rates.

** "Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at March 31, 2017 (Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
U.S. Government Obligations 35.5%
U.S. Government Agency Obligations 35.5%
Federal Home Loan Bank 8.2%
Agency Discount Notes:
0.5%, 04/04/17	4,000 M	$3,999,833
Federal Home Loan Mortgage Corporation 8.5%
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	1,726 M	1,869,467
Mortgage-Backed Securities:
30-Year:
FHLMC G05624
4.5%, 09/01/39	726 M	782,838
FHLMC Q29260
4%, 10/01/44	376 M	394,886
FHLMC Q29056
4%, 10/01/44	1,015 M	1,065,673
		2,243,397
Total Federal Home Loan Mortgage Corporation		4,112,864
Federal National Mortgage Association 16.8%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15 YR 2.5
2.5%, 04/18/32(a)	1,600 M	1,600,500

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
FNMA 725423
5.5%, 05/01/34	581 M	$651,071
FNMA 725610
5.5%, 07/01/34	534 M	597,906
FNMA AD9193
5%, 09/01/40	528 M	578,288
FNMA AR9195
3%, 03/01/43	644 M	642,273
FNMA AT2016
3%, 04/01/43	696 M	694,464
FNMA AL5718
3.5%, 09/01/44	636 M	653,030
FNMA AS4707
3.5%, 04/01/45	701 M	719,283
FNMA AZ7347
3%, 11/01/45	247 M	245,100
FNMA POOL BC1158
3.5%, 02/01/46	858 M	878,032
FNMA POOL AS7234
3%, 05/01/46	912 M	905,120
		6,564,567
Total Federal National Mortgage Association		8,165,067
Government National Mortgage Corporation 2.0%
Mortgage-Backed Securities:
15-Year:
GNMA 679437X
6%, 11/15/22	36 M	36,182

	Principal Amount (M=$1,000)	Value (Note 2)
30-Year:
GNMA II 005175
4.5%, 09/20/41	855 M	$923,365
Total Government National Mortgage Corporation		959,547
Total U.S. Government Obligations (Cost $17,338,138)		17,237,311
Domestic Corporate Bonds 40.7%
Basic Industry 2.8%
BHP Billiton Finance USA Ltd.
5%, 09/30/43	485 M	544,367
Int'l. Paper Co.
4.4%, 08/15/47	300 M	283,115
Sherwin-Williams Co.
4.55%, 08/01/45	520 M	525,771
		1,353,253
Capital Goods 5.8%
3M Co.
5.7%, 03/15/37	410 M	508,733
Caterpillar, Inc.
3.803%, 08/15/42	550 M	521,865
General Electric Co.
4.5%, 03/11/44	485 M	520,723
Lockheed Martin Corp.
3.55%, 01/15/26	350 M	355,279
Reynolds Group Issuer LLC
5.125%, 07/15/23(b)	75 M	77,063
United Technologies Corp.
2.65%, 11/01/26	350 M	337,346
4.15%, 05/15/45	510 M	511,011
		2,832,020

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Bond Fund

(Unaudited)

	Principal Amount (M=$1,000)	Value (Note 2)
Communications 5.8%
America Movil SAB de CV
6.125%, 03/30/40	805 M	$938,937
CCO Holdings LLC
5.75%, 02/15/26(b)	75 M	78,750
Comcast Corp.
2.35%, 01/15/27	350 M	320,549
Cox Communications, Inc.
3.35%, 09/15/26(b)	300 M	290,212
Frontier Communications Corp.
11%, 09/15/25	75 M	72,703
SFR Group SA
7.375%, 05/01/26(b)	75 M	77,250
Sprint Corp.
7.875%, 09/15/23	75 M	83,063
Telesat Canada / Telesat LLC
8.875%, 11/15/24(b)	75 M	82,313
Time Warner, Inc.
3.8%, 02/15/27	350 M	346,145
Walt Disney Co.
4.125%, 06/01/44	500 M	514,736
		2,804,658
Consumer Cyclical 5.0%
Amazon.com, Inc.
4.95%, 12/05/44	350 M	395,642
General Motors Financial Co., Inc.
3.2%, 07/06/21	200 M	200,739
Home Depot, Inc.
4.25%, 04/01/46	100 M	104,093
Lowe's Cos, Inc.
3.7%, 04/15/46	165 M	153,138
Macy's Retail Holdings, Inc.
2.875%, 02/15/23	300 M	280,634
McDonald's Corp.
3.7%, 01/30/26	350 M	357,944
Target Corp.
3.625%, 04/15/46	550 M	496,248
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	350 M	341,189
Wynn Las Vegas LLC
5.5%, 03/01/25(b)	75 M	76,219
		2,405,846
Consumer Non-Cyclical 8.2%
Abbott Laboratories
4.9%, 11/30/46	300 M	311,047
Anheuser-Busch InBev Finance, Inc.
4.9%, 02/01/46	350 M	377,909
DaVita, Inc.
5.125%, 07/15/24	75 M	75,750
Express Scripts Holding Co.
3.4%, 03/01/27	290 M	273,105
Gilead Sciences, Inc.
4.75%, 03/01/46	490 M	499,652
HCA, Inc.
5.375%, 02/01/25	75 M	78,000

	Principal Amount (M=$1,000)	Value (Note 2)
Medtronic, Inc.
3.5%, 03/15/25	350 M	$357,915
4.625%, 03/15/45	475 M	510,196
Northwell Healthcare, Inc.
6.15%, 11/01/43	420 M	513,639
Partners Healthcare System, Inc.
4.117%, 07/01/55	500 M	476,517
Pfizer, Inc.
4.4%, 05/15/44	480 M	501,045
		3,974,775
Energy 1.3%
EOG Resources, Inc.
3.15%, 04/01/25	550 M	536,785
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	75 M	81,304
		618,089
Financials 4.0%
Bank of America Corp.
3.248%, 10/21/27	1,400 M	1,332,527
Brookfield Asset Management, Inc.
4%, 01/15/25	186 M	187,234
Icahn Enterprises LP
5.875%, 02/01/22	75 M	76,125
JPMorgan Chase & Co
2.95%, 10/01/26	350 M	332,734
		1,928,620
Insurance 2.9%
Chubb INA Holdings, Inc.
3.35%, 05/03/26	350 M	354,011
Kemper Corp.
4.35%, 02/15/25	190 M	190,267
MetLife, Inc.
4.6%, 05/13/46	350 M	367,532
UnitedHealth Group, Inc.
4.75%, 07/15/45	470 M	514,914
		1,426,724
Real Estate 1.1%
HCP, Inc.
4%, 06/01/25	300 M	301,580
Retail Opportunity Investments Partnership LP
5%, 12/15/23	250 M	258,267
		559,847
Technology 1.8%
First Data Corp.
5%, 01/15/24(b)	75 M	76,312
KLA-Tencor Corp.
4.65%, 11/01/24	300 M	319,397
Microsoft Corp.
2.4%, 08/08/26	350 M	330,929
Nuance Communications, Inc.
5.625%, 12/15/26(b)	75 M	76,688
Western Digital Corp.
10.5%, 04/01/24	75 M	88,313
		891,639
Transportation 1.2%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	510 M	509,994

	Principal Amount (M=$1,000)	Value (Note 2)
XPO Logistics, Inc.
6.5%, 06/15/22(b)	75 M	$78,750
		588,744
Utilities 0.8%
Electricite de France SA
3.625%, 10/13/25(b)	300 M	301,819
NRG Yield Operating LLC
5.375%, 08/15/24	75 M	76,125
		377,944
Total Domestic Corporate Bonds (Cost $20,245,394)		19,762,159
Bank Loans 0.1%
Consumer Discretionary 0.1%
J Crew Group, Inc.
4.09%, 03/05/21(c) (Cost $42,000)	75 M	45,443
Municipal Bonds 0.9%
South Carolina State Public Service Authority
6.454%, 01/01/50 (Cost $539,302)	385 M	426,334

	Shares	Value (Note 2)
Institutional Money Market Funds 25.6%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $12,434,782)	12,434,782	12,434,782
Total Investments 102.8% (Cost $50,599,616)†		49,906,029
Excess of Liabilities Over Other Assets (2.8)%		(1,365,165)
Net Assets 100.0%		$48,540,864

†	Cost for federal income tax purposes is $50,599,616. At March 31, 2017 unrealized depreciation for federal income tax purposes aggregated $693,587 of which $134,674 related to appreciated securities and $828,261 related to depreciated securities.

(a)	The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of rule 144A securities amounted to $1,215,376 or 2.50% of net assets.

(c)	J Crew Group, Inc. has a variable interest rate that floats quarterly and is adjusted in March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 3.00%.

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

Fund Profile

at March 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	20.6%
Financials	17.0%
Health Care	14.8%
Consumer Discretionary	12.0%
Consumer Staples	11.4%

Sector	Percent of Net Assets
Industrials	10.2%
Energy	8.1%
Telecommunication Services	1.7%
Materials	1.6%
Real Estate	0.9%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.6%
Apple, Inc.	2.8%
Visa, Inc.	2.8%
Texas Instruments, Inc.	2.5%
Cisco Systems, Inc.	2.2%
Alphabet, Inc.	2.2%

Description	Percent of Net Assets
S&P Global, Inc.	2.1%
Morgan Stanley	2.1%
PepsiCo, Inc.	2.1%
Merck & Co., Inc.	2.1%
Total of Net Assets	24.5%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at March 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 94.6%
Consumer Discretionary 12.0%
Comcast Corp.	80,000	$3,007,200
Goodyear Tire & Rubber Co.	40,000	1,440,000
Home Depot, Inc.	10,000	1,468,300
Marriott Int'l., Inc.	17,500	1,648,150
McDonald's Corp.	20,000	2,592,200
Omnicom Group, Inc.	22,000	1,896,620
Priceline Group, Inc.*	750	1,334,978
Time Warner, Inc.	22,500	2,198,475
TJX Cos., Inc.	35,000	2,767,800
		18,353,723
Consumer Staples 9.6%
CVS Health Corp.	18,000	1,413,000
Estee Lauder Cos, Inc.	25,000	2,119,750
Kraft Heinz Co.	17,500	1,589,175
McCormick & Co., Inc.	5,000	487,750
PepsiCo, Inc.	28,500	3,188,010
Philip Morris Int'l., Inc.	25,000	2,822,500
Procter & Gamble Co.	35,000	3,144,750
		14,764,935
Energy 8.1%
Chevron Corp.	15,000	1,610,550
EOG Resources, Inc.	24,000	2,341,200
ExxonMobil Corp.	35,000	2,870,350
Marathon Petroleum Corp.	35,000	1,768,900
Noble Energy, Inc.	45,000	1,545,300

	Shares	Value (Note 2)
Schlumberger Ltd.	30,000	$2,343,000
		12,479,300
Financials 17.0%
American Express Co.	20,000	1,582,200
Chubb Ltd.	15,000	2,043,750
CME Group, Inc.	25,000	2,970,000
Comerica, Inc.	10,000	685,800
Discover Financial Services	35,000	2,393,650
JPMorgan Chase & Co.	26,000	2,283,840
Morgan Stanley	75,000	3,213,000
PNC Financial Services Group, Inc.	20,000	2,404,800
S&P Global, Inc.	25,000	3,268,500
Signature Bank*	9,000	1,335,510
The Travelers Cos., Inc.	19,000	2,290,260
Webster Financial Corp.	6,000	300,240
Wells Fargo & Co.	25,000	1,391,500
		26,163,050
Health Care 13.8%
Amgen, Inc.	12,000	1,968,840
Becton Dickinson & Co.	7,500	1,375,800
Biogen, Inc.*	4,000	1,093,680
Bristol-Myers Squibb Co.	40,000	2,175,200
Eli Lilly & Co.	16,000	1,345,760
Johnson & Johnson	10,000	1,245,500
Medtronic PLC(a)	35,000	2,819,600
Merck & Co., Inc.	50,000	3,177,000
Stryker Corp.	10,000	1,316,500

	Shares	Value (Note 2)
UnitedHealth Group, Inc.	15,000	$2,460,150
Zoetis, Inc.	40,000	2,134,800
		21,112,830
Industrials 10.2%
Boeing Co.	12,500	2,210,750
Canadian National Railway Co.	30,000	2,217,900
General Dynamics Corp.	15,000	2,808,000
Honeywell Int'l., Inc.	20,000	2,497,400
Johnson Controls Int'l. plc	38,200	1,608,984
United Technologies Corp.	20,000	2,244,200
Verisk Analytics, Inc.*	26,000	2,109,640
		15,696,874
Information Technology 20.6%
Accenture PLC	25,000	2,997,000
Alphabet, Inc.*	4,000	3,318,240
Apple, Inc.	30,000	4,309,800
Check Point Software Technologies Ltd.*	15,000	1,539,900
Cisco Systems, Inc.	100,000	3,380,000
Cognizant Technology Solutions Corp.*	18,000	1,071,360
Microsoft Corp.	85,000	5,598,100
Synopsys, Inc.*	18,500	1,334,405
Texas Instruments, Inc.	48,000	3,866,880
Visa, Inc.	48,000	4,265,760
		31,681,445
Materials 1.6%
EI Du Pont de Nemours & Co.	15,000	1,204,950

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Common Stock Fund

(Unaudited)

	Shares	Value (Note 2)
Praxair, Inc.	10,000	$1,186,000
		2,390,950
Telecommunication Services 1.7%
Verizon Communications, Inc.	52,700	2,569,125
Total Domestic Common Stocks (Cost $67,038,222)		145,212,232
Foreign Stocks & ADR's 2.8%
Netherlands 1.8%
Unilever NV ADR	55,000	2,732,400
Switzerland 1.0%
Roche Holding AG ADR	50,000	1,602,750
Total Foreign Stocks & ADR's (Cost $3,987,038)		4,335,150
Real Estate Investment Trusts 0.9%
Real Estate 0.9%
Equinix, Inc. (Cost $1,289,155)	3,500	1,401,295
Institutional Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $2,296,266)	2,296,266	2,296,266
Total Investments 99.8% (Cost $74,610,681)†		153,244,943
Other Assets in Excess of Liabilities 0.2%		320,773
Net Assets 100.0%		$153,565,716

*	Non-income producing.

†	Cost for federal income tax purposes is $74,610,681. At March 31, 2017 unrealized appreciation for federal income tax purposes aggregated $78,634,262 of which $79,556,473 related to appreciated securities and $922,211 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

Fund Profile

at March 31, 2017

Top Sectors*

Sector	Percent of Net Assets
Information Technology	26.4%
Health Care	20.8%
Consumer Discretionary	20.2%
Industrials	16.3%

Sector	Percent of Net Assets
Financials	7.3%
Energy	2.3%
Real Estate	2.1%
Materials	0.7%

Top 10 Holdings**

Description	Percent of Net Assets
Corporate Office Properties Trust	2.1%
Nuance Communications, Inc.	1.9%
Globus Medical, Inc.	1.8%
Glacier Bancorp, Inc.	1.7%
Tivity Health, Inc.	1.5%
Bio-Techne Corp.	1.5%

Description	Percent of Net Assets
Oxford Industries, Inc.	1.5%
j2 Global, Inc.	1.5%
NICE Systems Ltd.	1.4%
Select Comfort Corp.	1.4%
Total of Net Assets	16.3%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**"Top 10 Holdings" excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at March 31, 2017 (Unaudited)

	Shares	Value (Note 2)
Domestic Common Stocks 92.6%
Consumer Discretionary 20.2%
Aaron's, Inc.	15,800	$469,892
Bloomin' Brands, Inc.	41,176	812,403
BorgWarner, Inc.	15,000	626,850
Callaway Golf Co.	70,000	774,900
Ethan Allen Interiors, Inc.	16,800	514,920
Five Below, Inc.*	19,268	834,497
KB Home	39,424	783,749
LKQ Corp.*	13,420	392,803
MDC Partners, Inc.	74,036	695,938
Murphy USA, Inc.*	7,000	513,940
Oxford Industries, Inc.	17,250	987,735
Penn National Gaming, Inc.*	45,543	839,358
Planet Fitness, Inc.	32,001	616,659
Select Comfort Corp.*	38,541	955,431
Texas Roadhouse, Inc.	17,334	771,883
The Habit Restaurants, Inc.*	50,340	891,018
Tile Shop Holdings, Inc.	40,303	775,833
TRI Pointe Group, Inc.*	50,742	636,305
Vitamin Shoppe, Inc.*	33,350	672,003
		13,566,117
Energy 2.3%
Carrizo Oil & Gas, Inc.*	28,532	817,727
Gulfport Energy Corp.*	42,375	728,426
		1,546,153
Financials 7.3%
Evercore Partners, Inc.	8,629	672,199

	Shares	Value (Note 2)
Glacier Bancorp, Inc.	33,792	$1,146,562
PRA Group, Inc.*	17,951	595,076
Stifel Financial Corp.*	13,041	654,528
Webster Financial Corp.	18,473	924,389
Western Alliance Bancorp*	18,699	917,934
		4,910,688
Health Care 20.8%
AMN Healthcare Services, Inc.*	17,770	721,462
AngioDynamics, Inc.*	44,573	773,341
Bio-Rad Laboratories, Inc.*	3,496	696,893
Bio-Techne Corp.	10,135	1,030,223
Capital Senior Living Corp.*	52,874	743,408
DENTSPLY SIRONA, Inc.	7,620	475,793
Diplomat Pharmacy, Inc.*	24,100	384,395
Globus Medical, Inc.*	40,349	1,195,137
Haemonetics Corp.*	19,838	804,828
HealthSouth Corp.	18,583	795,538
ICON PLC*	8,097	645,493
Magellan Health, Inc.*	11,872	819,762
MEDNAX, Inc.*	9,598	665,909
NuVasive, Inc.*	6,653	496,846
Omnicell, Inc.*	18,749	762,147
Owens & Minor, Inc.	20,882	722,517
Patterson Cos, Inc.	14,212	642,809
STERIS PLC	7,618	529,146
Tivity Health, Inc.*	35,550	1,034,505
		13,940,152

	Shares	Value (Note 2)
Industrials 16.3%
Advisory Board Co.*	16,452	$769,954
Ametek, Inc.	7,020	379,642
Crane Co.	9,182	687,089
Esterline Technologies Corp.*	8,368	720,066
Genesee & Wyoming, Inc.*	8,257	560,320
Healthcare Services Group, Inc.	18,267	787,125
Hub Group, Inc.*	13,536	628,070
Knight Transportation, Inc.	21,452	672,520
Masco Corp.	8,090	274,979
Mobile Mini, Inc.	22,799	695,370
MYR Group, Inc.*	19,022	779,902
Quanta Services, Inc.*	19,833	736,003
Regal Beloit Corp.	10,007	757,030
Ritchie Bros Auctioneers, Inc.	16,796	552,588
SkyWest, Inc.	15,100	517,175
Stericycle, Inc.*	3,190	264,419
Toro Co.	7,540	470,948
Woodward, Inc.	9,761	662,967
		10,916,167
Information Technology 25.0%
Acxiom Corp.*	26,263	747,708
Aspen Technology, Inc.*	11,623	684,827
Blackhawk Network Holdings, Inc.*	19,660	798,196
Bottomline Technologies de, Inc.*	25,111	593,875

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Small Company Fund

(Unaudited)

	Shares	Value (Note 2)
BroadSoft, Inc.*	8,014	$322,163
CommVault Systems, Inc.*	14,641	743,763
Dolby Laboratories, Inc.	12,130	635,733
Finisar Corp.*	26,892	735,227
GrubHub, Inc.*	21,583	709,865
GTT Communications, Inc.*	36,674	893,012
j2 Global, Inc.	11,668	979,062
MAXIMUS, Inc.	6,000	373,200
Microsemi Corp.*	11,609	598,212
NetScout Systems, Inc.*	19,183	727,995
Nuance Communications, Inc.*	72,881	1,261,570
ON Semiconductor Corp.*	52,841	818,507
Open Text Corp.	20,214	687,478
Plantronics, Inc.	14,030	759,163
Rudolph Technologies, Inc.*	23,781	532,695
Skyworks Solutions, Inc.	8,782	860,460
Tower Semiconductor Ltd.*	34,949	805,575
VeriFone Systems, Inc.*	39,177	733,785
Xcerra Corp.*	84,473	750,965
		16,753,036
Materials 0.7%
Berry Plastics Group, Inc.*	9,083	441,161
Total Domestic Common Stocks (Cost $49,719,572)		62,073,474
Foreign Stocks & ADR's 1.4%
Israel 1.4%
NICE Systems Ltd. ADR (Cost $619,150)	14,268	969,939
Real Estate Investment Trusts 2.1%
Real Estate 2.1%
Corporate Office Properties Trust(a)
(Cost $1,089,922)		1,412,211
Institutional Money Market Funds 5.2%
State Street Institutional U.S. Government Money Market Fund Premier Class
(Cost $3,482,104)	3,482,104	3,482,104
Total Investments 101.3% (Cost $54,910,748)†		67,937,728
Excess of Liabilities Over Other Assets (1.3)%		(891,226)
Net Assets 100.0%		$67,046,502

*	Non-income producing.

†	Cost for federal income tax purposes is $54,910,748. At March 31, 2017 unrealized appreciation for federal income tax purposes aggregated $13,026,980 of which $14,834,840 related to appreciated securities and $1,807,860 related to depreciated securities.

(a)	Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of four separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The four funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Trustees (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

FAIR VALUE MEASUREMENT:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1)	Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2)	Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3)	The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•	Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•	Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Trust believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Effective March 30, 2016, one significant change to the valuation techniques was a move from mean to bid pricing with respect to fixed-income securities with maturities of greater than 60 days. In addition, the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of March 31, 2017 were as follows:

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Mortgage-Backed Securities	$–	$3,220,140	$–	$3,220,140
Domestic Common Stocks	10,087,120	–	–	10,087,120
Foreign Stocks & ADRs:
Netherlands	223,560	–	–	223,560
Switzerland	–	64,110	–	64,110
Institutional Money Market Funds	–	3,140,524	–	3,140,524
Real Estate Investment Trusts	120,111	–	–	120,111
Totals	$10,430,791	$6,424,774	$–	$16,855,565

SVP Fund / Category	Quoted Prices (Unadjusted) in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bond:
Agency Collateralized Mortgage Obligations	$–	$1,869,467	$–	$1,869,467
Agency Discount Notes	–	3,999,833	–	3,999,833
Agency Mortgage-Backed Securities	–	11,368,011	–	11,368,011
Bank Loans	–	45,443	–	45,443
Domestic Corporate Bonds	–	19,762,159	–	19,762,159
Institutional Money Market Funds	–	12,434,782	–	12,434,782
Municipal Bonds	–	426,334	–	426,334
Totals	$–	$49,906,029	$–	$49,906,029

Common Stock:
Domestic Common Stocks	$145,212,232	$–	$–	$145,212,232
Foreign Stocks & ADRs:
Netherlands	2,732,400	–	–	2,732,400
Switzerland	–	1,602,750	–	1,602,750
Institutional Money Market Funds	–	2,296,266	–	2,296,266
Real Estate Investment Trusts	1,401,295	–	–	1,401,295
Totals	$149,345,927	$3,899,016	$–	$153,244,943

Small Company:
Domestic Common Stocks	$62,073,474	$–	$–	$62,073,474
Foreign Stocks & ADRs	969,939	–	–	969,939
Institutional Money Market Funds	–	3,482,104	–	3,482,104
Real Estate Investment Trusts	1,412,211	–	–	1,412,211
Totals	$64,455,624	$3,482,104	$–	$67,937,728

Investments in Securities - Liabilities:
None.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal three months ended March 31, 2017.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal three months ended March 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Philip G. Partridge, Jr.

Philip G. Partridge, Jr.
Vice President & Treasurer
Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Brownell

Thomas H. Brownell
President
Date: May 26, 2017

By /s/ Philip G. Partridge, Jr.

Philip G. Partridge, Jr.
Vice President & Treasurer
Date: May 26, 2017